Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25
Common Stock Shares Authorized (shares)	600,000,000
Common Stock [Member]
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized (shares)	600,000,000	600,000,000
Common Stock Shares Issued (Shares)	383,166,205	381,915,437
E Ordinary Shares [Member]
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized (shares)	4,280,000	4,280,000
Common Stock Shares Issued (Shares)	700,000	1,050,000